Tax Situation (Details) - Schedule of income tax expense - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income tax expense [Abstract]
Current income tax	S/ 107,721	S/ 52,556	S/ 113,062
Deferred income tax (Note 24)	(64,021)	9,652	206,894
Income tax expense	43,700	62,208	319,956
Loss before income tax	(46,614)	(111,212)	(474,726)
rates on profit generated in the respective countries	(13,182)	(34,133)	(141,370)
Tax effect on:
- Non-deductible expenses	33,489	47,761	84,832
- Provision of tax contingencies	14,240	(3,421)	7,079
- Change in prior years estimations	8,492	2,213	36,529
- Unrecognized deferred income tax asset	1,459	24,930	82,424
- Equity method (profit) loss	254	(227)	(64)
- Non-taxable income	(57)	(22)	(1,195)
- Reversal of deferred income tax asset		7,950	174,716
- Non-recoverable item		19,794	85,301
- Adjustment for changes in rates of income tax		(240)	622
- Others	(995)	(2,397)	(8,918)
Income tax	S/ 43,700	S/ 62,208	S/ 319,956